Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finance Costs
Interest expense (Note 5)	$ 13,338	$ 8,248	$ 8,551
Amortization and write-off of deferred financing fees	785	1,050	590
Commitment fees (Note 5)	360	327	372
Other	41	107	63
Total	$ 14,524	$ 9,732	$ 9,576